LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Predecessor (Details) - USD ($)			2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 09, 2021	Mar. 28, 2018	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 23, 2018
Debt Instrument [Line Items]
Repayments of long-term lines of credit			$ 40,000,000	$ 19,500,000	$ 97,100,000	$ 60,300,000
2018 Credit Agreement
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 815,000,000.0
Annual principal payment					1,100,000
Unamortized debt issuance costs	$ 11,000,000.0
Multicurrency Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 100,000,000.0
Unused commitment fee percentage		0.50%
Commitment trigger percentage		35.00%
Long-term line of credit					$ 0
Multicurrency Revolving Credit Facility | Letter of Credit
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 10,000,000.0
Multicurrency Revolving Credit Facility | Bridge Loan
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		10,000,000.0
Secured Debt | First Lien
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		545,000,000.0					$ 16,000,000.0
Extension amount on original loan		$ 16,000,000.0
Original issue discount percentage		0.30%
Repayments of long-term lines of credit	541,500,000
Effective interest rate					4.17%
Secured Debt | Second Lien
Debt Instrument [Line Items]
Line of credit, maximum borrowing capacity		$ 155,000,000.0
Repayments of long-term lines of credit	$ 155,000,000.0				$ 15,000,000.0
Effective interest rate					7.97%